Contents of Significant Accounts - Leases - Additional Information (Detail) - TWD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosures Of Leases [Abstract]
Addition to right of use assets	$ 1,130	$ 207